Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2024
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

29.        Additional information: condensed financial statements of the Company

Regulation S-X requires condensed financial information as to financial position, statements of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, the VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and consolidated VIEs”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2024.

Condensed Balance Sheets

(In thousands)	December 31, 2023	December 31, 2024
Assets
Current assets:
Cash and cash equivalents	31,919	33,275
Short-term investments	28,382	14,225
Due from group companies	6,583	12,646
Prepayments and other current assets	1,720	1,008
Total current assets	68,604	61,154
Non-current assets:
Due from group companies	199,864	200,855
Investments in subsidiaries and consolidated VIEs	68,086	67,997
Total assets	336,554	330,006
Liabilities
Current liabilities:
Due to group companies	8,150	7,651
Income tax payable	72	35
Accrued liabilities and other payables	3,470	4,264
Total current liabilities	11,692	11,950
Total liabilities	11,692	11,950
Commitments and contingencies
Shareholders’ equity
Common shares	81	77
Treasury shares	12	16
Other shareholders’ equity	324,769	317,963
Total Xunlei Limited’s shareholders’ equity	324,862	318,056
Total liabilities and shareholders’ equity	336,554	330,006

29.        Additional information: condensed financial statements of the Company (Continued)

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2022	2023	2024
Operating expenses
General and administrative expenses	(6,436)	(7,931)	(1,712)
Total operating expenses	(6,436)	(7,931)	(1,712)
Operating loss	(6,436)	(7,931)	(1,712)
Interest income	360	1,512	1,673
Interest expense	(93)	(93)	(93)
Other income, net	368	3,928	2,083
Income/ (loss) from subsidiaries and consolidated VIEs	27,300	16,948	(627)
Income before income tax	21,499	14,364	1,324
Income tax expenses	(36)	(139)	(109)
Net income	21,463	14,225	1,215
Net income attributable to Xunlei Limited’s common shareholders	21,463	14,225	1,215

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2022	2023	2024
Other operating activities with external parties	(948)	(391)	1,143
Net cash (used in)/generated from operating activities	(948)	(391)	1,143
Loans to group companies	(3,450)	(188)	(7,081)
Repayment of loans from group companies	—	—	23
Other investing activities with external parties	11,134	2,031	15,464
Net cash generated from investing activities	7,684	1,843	8,406
Loans from group companies	—	3,150	—
Repayment of loans to group companies	—	—	(500)
Other financing activities with external parties	(6,747)	(4,687)	(7,693)
Net cash used in financing activities	(6,747)	(1,537)	(8,193)
Net (decrease)/increase in cash and cash equivalents	(11)	(85)	1,356
Cash and cash equivalents at beginning of year	32,015	32,004	31,919
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	32,004	31,919	33,275